INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)					$ (0)	$ (0)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					1,257,000	444,000
Operating Loss Carryforwards					$ 7,600,000	$ 3,800,000